Form N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

              Two International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
               Two International Place, Boston, Massachusetts 02110
              ------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                ------------------
                         (Registrant's Telephone Number)

                                   December 31
                                 ----------------
                             Date of Fiscal Year End

                               September 30, 2009
                             -----------------------
                            Date of Reporting Period

------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS


WRIGHT TOTAL RETURN BOND FUND (WTRB)

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2009 (UNAUDITED)
Face                                                                  Coupon        Maturity
Amount            Description                                          Rate           Date           Value
--------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 3.3%
$   155,000       AEP placeStateTexas Central Transition Funding LLC,
                     Series 2006-A, Class A2                           4.980%        07/01/13      $   165,119
    270,000       Citibank Credit Card Issuance Trust,
                     Series 2009-A1, Class A1                          1.993% (1)    03/17/14          276,817
    145,000       Harley-Davidson Motorcycle Trust,
                     Series 2009-1, Class A4                           4.550%        01/01/17          152,181
    180,000       PSE&G Transition Funding LLC,
                     Series 2001-1, Class A7                           6.750%        06/15/16          207,812
                                                                                                  ------------
Total Asset-Backed Securities (identified cost, $761,554)                                          $   801,929
                                                                                                  ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%
$   220,000       Citigroup Commercial Mortgage Trust,
                  Series 2004-C2, Class A5                             4.733%        10/15/41      $   208,589
    285,000       CS First Boston Mortgage Securities Corp.,
                  Series 2003-C3, Class A5                             3.936%        05/15/38          280,808
    330,000       JPMorgan Chase Commercial Mortgage
                     Securities Corp., Series 2004-C3, Class A5        4.878%        01/15/42          310,584
    265,000       Lehman Brothers UBS, Series 2006-C6, Class A4        5.372%        09/15/39          241,927
    270,000       Merrill Lynch Mortgage Trust,
                     Series 2005-LC1, Class A4                         5.291%        01/12/44          261,965
    420,000       Merrill Lynch/Countrywide Commercial
                     Mortgage Trust, Series 2006-2, Class A4           5.909% (1)    06/12/46          396,049
    104,758       Salomon Brothers Mortgage Securities VII,
                  Series 2002-KEY2, Class A2                           4.467%        03/18/36          107,280
                                                                                                  ------------
Total Commercial Mortgage-Backed Securities (identified cost, $1,867,240)                          $ 1,807,202
                                                                                                  ------------


NON-AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
$   217,487       First Horizon Alternative Mortgage Securities,
                     Series 2005-AA10, Class 1A2                       5.690% (1)    12/25/35      $    31,060
    114,727       Wells Fargo Mortgage Backed Securities Trust,
                     Series 2004-K, Class 1A2                          4.467% (1)    07/25/34          108,811
                                                                                                  ------------
Total Non-Agency Mortgage-Backed Securities (identified cost, $313,049)                            $   139,871
                                                                                                  ------------




CORPORATE BONDS - 36.5%

AEROSPACE -- 0.5%
-----------------
$   115,000       Lockheed Martin Corp.                                8.200%        12/01/09      $   116,269

AUTOMOBILE -- 0.5%
------------------
$   110,000       PACCAR, Inc.                                         6.875%        02/15/14      $   123,964

BANKS & MISCELLANEOUS FINANCIAL-- 5.2%
--------------------------------------
$    60,000       American Express Credit Corp.                        7.300%        08/20/13      $    66,596
    115,000       Citigroup, Inc.                                      6.125%        11/21/17          114,358
    110,000       Credit Suisse USA, Inc.                              6.125%        11/15/11          118,803
    115,000       Goldman Sachs Group, Inc. (The)                      6.150%        04/01/18          121,170
    235,000       HSBC Finance Corp.                                   6.375%        10/15/11          249,385
     70,000       Jefferies Group, Inc.                                8.500%        07/15/19           74,209
    110,000       JPMorgan Chase & Co.                                 6.300%        04/23/19          120,308
    125,000       Merrill Lynch & Co., Inc.                            6.050%        05/16/16          125,435
    100,000       Morgan Stanley                                       5.300%        03/01/13          104,865
     55,000       SunTrust Banks, Inc.                                 6.000%        09/11/17           54,033
    110,000       Wells Fargo & Co.                                    4.375%        01/31/13          113,677

CABLE TV -- 1.2%
------------------
$   100,000       Comcast Cable Communications Holdings                5.875%        02/15/18      $   106,729
    125,000       Time Warner, Inc.                                    5.875%        11/15/16          132,745
     50,000       Time Warner Cable, Inc.                              8.250%        04/01/19           60,538

CHEMICALS -- 0.5%
------------------
$   100,000       Lubrizol Corp.                                       8.875%        02/01/19      $   123,644

COMMUNICATIONS EQUIPMENT-- 0.6%
-------------------------------
$   140,000       Harris Corp.                                         5.000%        10/01/15      $   144,562

COMPUTERS & PERIPHERALS-- 0.7%
------------------------------
$    30,000       Dell, Inc.                                           5.625%        04/15/14      $    33,183
    105,000       International Business Machines Corp.                7.625%        10/15/18          129,430

DIVERSIFIED FINANCIALS-- 3.6%
-----------------------------
$     7,000       Ameriprise Financial, Inc.                           5.350%        11/15/10      $     7,130
     55,000       Capital One Financial Corp.                          7.375%        05/23/14           61,442
    110,000       Daimler Finance North America LLC      6.500%        11/15/13          118,616
    225,000       General Electric Capital Corp.                       6.750%        03/15/32          230,375
     90,000       Genworth Global Funding Trusts                       5.200%        10/08/10           90,410
    110,000       John Deere Capital Corp.                             5.250%        10/01/12          119,037
    210,000       National Rural Utilities Cooperative Finance Corp.   7.250%        03/01/12          232,051

DIVERSIFIED MANUFACTURING-- 0.8%
--------------------------------
$   110,000       Honeywell International, Inc.                        3.875%        02/15/14      $   114,613
     55,000       Tyco International Finance SA                        8.500%        01/15/19           67,154

ELECTRIC UTILITIES-- 3.9%
-------------------------
$   115,000       American Electric Power                              5.250%        06/01/15      $   120,456
    110,000       Consolidated Edison Co. of New York, Inc.            7.125%        12/01/18          130,699
     90,000       Dominion Resources, Inc.                             6.300%        03/15/33           97,867
    100,000       Duke Cap Corp.                                       7.500%        10/01/09          100,000
     80,000       Exelon Generation Co. LLC                            5.200%        10/01/19           81,032
    115,000       FPL Group Capital, Inc.                              7.300% (1)    09/01/67          112,867
     55,000       Hawaiian Electric Industries, Inc.                   6.141%        08/15/11           57,541
     50,000       Pacific Gas & Electric Co.                           8.250%        10/15/18           63,639
    115,000       PSI Energy, Inc.                                     5.000%        09/15/13          121,323
     60,000       Public Service Electric & Gas Co.                    5.300%        05/01/18           64,333

FOOD - RETAIL-- 0.2%
--------------------
$    50,000       Safeway, Inc.                                        6.500%        03/01/11      $    53,165

FOOD, BEVERAGE & TOBACCO-- 3.3%
-------------------------------
$    55,000       Altria Group, Inc.                                   9.700%        11/10/18      $    68,422
    115,000       Coca-Cola Co. (The)                                  3.625%        03/15/14          119,303
     55,000       ConAgra Foods, Inc.                                  5.875%        04/15/14           60,437
     55,000       Diageo Capital PLC                                   7.375%        01/15/14           63,799
     55,000       General Mills, Inc.                                  6.000%        02/15/12           59,791
    115,000       Kraft Foods, Inc.                                    6.000%        02/11/13          123,445
     40,000       PepsiAmericas, Inc.                                  4.375%        02/15/14           41,771
    100,000       PepsiCo, Inc.                                        7.900%        11/01/18          126,487
    105,000       Philip Morris International, Inc.                    6.875%        03/17/14          120,065

HOUSEHOLD & PERSONAL PRODUCTS-- 0.5%
------------------------------------
$   115,000       Avon Products, Inc.                                  5.625%        03/01/14      $   125,162

INSURANCE -- 3.2%
------------------
$   130,000       Fund American Cos., Inc.                             5.875%        05/15/13      $   124,298
    125,000       MetLife, Inc.                                        5.000%        06/15/15          130,699
     55,000       Principal Financial Group, Inc.                      8.875%        05/15/19           66,010
     50,000       Prudential Financial, Inc.                           7.375%        06/15/19           55,899
    200,000       St. Paul Travelers                                   5.500%        12/01/15          216,470
     55,000       UnitedHealth Group, Inc.                             6.000%        02/15/18           57,892
    115,000       WellPoint, Inc.                                      5.875%        06/15/17          121,568

MEDIA -- 0.4%
-------------
$    95,000       McGraw-Hill Cos. Inc. (The)                          5.900%        11/15/17      $    97,367

MEDICAL -- 2.3%
---------------
$   245,000       Bristol-Myers Squibb Co.                             5.875%        11/15/36      $   272,130
     40,000       McKesson Corp.                                       6.500%        02/15/14           43,888
    100,000       Medtronic, Inc.                                      4.500%        03/15/14          107,078
    115,000       Wyeth                                                5.500%        02/01/14          125,714

MINING -- 0.4%
----------------
$    80,000       Barrick Gold Financeco LLC                           6.125%        09/15/13      $    88,005

OIL & GAS -- 4.1%
------------------
$   105,000       Baker Hughes, Inc.                                   7.500%        11/15/18      $   128,457
    110,000       Canadian Natural Resources, Ltd.                     5.700%        05/15/17          117,080
    120,000       EnCana Corp.                                         5.900%        12/01/17          128,362
     80,000       Halliburton Co.                                      6.700%        09/15/38           94,147
     35,000       Marathon Oil Corp.                                   6.500%        02/15/14           38,578
     60,000       Oneok, Inc.                                          5.200%        06/15/15           62,253
    100,000       Sempra Energy                                        6.000%        02/01/13          106,014
     50,000       Smith International, Inc.                            9.750%        03/15/19           61,793
    170,000       TransCanada Pipelines, Ltd.                          6.500%        08/15/18          192,036
     55,000       Valero Energy Corp.                                  9.375%        03/15/19           64,194

RETAIL -- 0.5%
-----------------
$   120,000       Home Depot, Inc.                                     5.200%        03/01/11      $   124,704

SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.8%
-----------------------------------------
$   165,000       Applied Materials, Inc.                              7.125%        10/15/17      $   183,691

TELECOMMUNICATIONS -- 2.7%
--------------------------
$   110,000       AT&T Wireless Services, Inc.                         5.800%        02/15/19      $   117,918
     70,000       British Telecom PLC                                  9.625%        12/15/30           89,906
    100,000       Deutsche Telekom International Finance BV            8.500%        06/15/10          104,837
    120,000       France Telecom SA                                    7.750%        03/01/11          129,977
    175,000       Verizon Global Funding Corp.                         7.750%        12/01/30          212,029

TRANSPORTATION -- 0.6%
----------------------
$   125,000       Burlington Northern Santa Fe Corp.                   5.650%        05/01/17$         134,700
                                                                                                  ------------

Total Corporate Bonds (identified cost, $8,124,879)                                                $ 8,784,029
                                                                                                  ------------


CONVERTIBLE BONDS - 0.8%
------------------------
$   125,000       National City Corp.                                  4.000%        02/01/11      $   126,563
     65,000       Transocean, Inc.                                     1.500%        12/15/37           63,050
                                                                                                  ------------
Total Convertible Bonds (identified cost, $172,291)                                                $   189,613
                                                                                                  ------------


U.S. GOVERNMENT INTERESTS - 49.0%

AGENCY MORTGAGE-BACKED SECURITIES-- 31.4%
-----------------------------------------
$   239,802       FHLMC Gold Pool #A32600                              5.500%        05/01/35      $   251,954
     52,385       FHLMC Gold Pool #C01646                              6.000%        09/01/33           55,719
     44,828       FHLMC Gold Pool #C27663                              7.000%        06/01/29           49,312
    143,677       FHLMC Gold Pool #C47318                              7.000%        09/01/29          160,672
    288,509       FHLMC Gold Pool #C66878                              6.500%        05/01/32          310,294
    187,675       FHLMC Gold Pool #C91046                              6.500%        05/01/27          201,738
     52,291       FHLMC Gold Pool #D66753                              6.000%        10/01/23           54,557
     11,890       FHLMC Gold Pool #E00903                              7.000%        10/01/15           12,789
    281,072       FHLMC Gold Pool #G01035                              6.000%        05/01/29          300,018
    184,592       FHLMC Gold Pool #G02478                              5.500%        12/01/36          193,658
    245,208       FHLMC Gold Pool #H19018                              6.500%        08/01/37          260,314
    105,377       FHLMC Gold Pool #N30514                              5.500%        11/01/28          109,795
    344,629       FHLMC Gold Pool #P00024                              7.000%        09/01/32          373,447
     24,776       FHLMC Gold Pool #P50031                              7.000%        08/01/18           26,983
     49,283       FHLMC Gold Pool #P50064                              7.000%        09/01/30           53,672
    104,260       FHLMC Pool #1B1291                                   4.998% (1)    11/01/33          107,553
    476,021       FHLMC Pool #1G0233                                   5.013% (1)    05/01/35          493,231
     89,215       FHLMC Pool #781071                                   5.194% (1)    11/01/33           93,617
     73,230       FHLMC Pool #781804                                   5.034% (1)    07/01/34           76,834
     37,178       FHLMC Pool #781884                                   5.128% (1)    08/01/34           39,114
     87,431       FHLMC Pool #782862                                   4.999% (1)    11/01/34           91,830
    293,111       FHLMC Series 1983, Class Z                           6.500%        12/15/23          312,667
    232,966       FHLMC Series 2044, Class PE                          6.500%        04/15/28          247,021
    126,144       FNMA Pool #253057                                    8.000%        12/01/29          142,932
     29,357       FNMA Pool #254845                                    4.000%        07/01/13           30,234
     29,693       FNMA Pool #254863                                    4.000%        08/01/13           30,477
     23,941       FNMA Pool #479477                                    6.000%        01/01/29           25,562
     21,047       FNMA Pool #489357                                    6.500%        03/01/29           22,762
     23,769       FNMA Pool #535332                                    8.500%        04/01/30           27,232
     41,500       FNMA Pool #545782                                    7.000%        07/01/32           46,196
     33,443       FNMA Pool #597396                                    6.500%        09/01/31           36,115
     58,728       FNMA Pool #725866                                    4.500%        09/01/34           59,878
    142,878       FNMA Pool #738630                                    5.500%        11/01/33          150,342
    368,416       FNMA Pool #745467                                    5.767% (1)    04/01/36          388,010
    493,288       FNMA Pool #745755                                    5.000%        12/01/35          511,730
    186,323       FNMA Pool #747529                                    4.500%        10/01/33          190,088
    616,976       FNMA Pool #781893                                    4.500%        11/01/31          632,144
     58,227       FNMA Pool #809888                                    4.500%        03/01/35           59,295
    130,899       FNMA Pool #906455                                    5.983% (1)    01/01/37          138,622
    167,539       GNMA Pool #374892                                    7.000%        02/15/24          184,668
     37,359       GNMA Pool #376400                                    6.500%        02/15/24           40,012
     60,293       GNMA Pool #379982                                    7.000%        02/15/24           66,457
    179,243       GNMA Pool #393347                                    7.500%        02/15/27          200,768
     66,644       GNMA Pool #410081                                    8.000%        08/15/25           75,567
     35,290       GNMA Pool #427199                                    7.000%        12/15/27           38,896
     13,147       GNMA Pool #436214                                    6.500%        02/15/13           14,095
     81,534       GNMA Pool #448490                                    7.500%        03/15/27           91,326
     50,388       GNMA Pool #458762                                    6.500%        01/15/28           54,499
     62,010       GNMA Pool #460726                                    6.500%        12/15/27           66,871
     15,862       GNMA Pool #488924                                    6.500%        11/15/28           17,156
     14,364       GNMA Pool #510706                                    8.000%        11/15/29           16,335
     59,879       GNMA Pool #581536                                    5.500%        06/15/33           63,284
    134,500       GNMA II Pool #2630                                   6.500%        08/20/28          145,401
      6,269       GNMA II Pool #2909                                   8.000%        04/20/30            7,107
     15,410       GNMA II Pool #2972                                   7.500%        09/20/30           17,218
      5,828       GNMA II Pool #2973                                   8.000%        09/20/30            6,607
     60,299       GNMA II Pool #3095                                   6.500%        06/20/31           65,137

U.S. GOVERNMENT AGENCIES-- 3.4%
-----------------------------------------------------------
$   225,000       Citigroup, Inc. (FDIC guaranteed)                    2.875%        12/09/11      $   232,388
    135,000       Federal National Mortgage Association                6.250%        05/15/29          166,146
    145,000       JPMorgan Chase & Co. (FDIC guaranteed)               3.125%        12/01/11          150,535
     55,000       PNC Funding Corp.  (FDIC guaranteed)                 2.300%        06/22/12           56,024
    210,000       Regions Bank (FDIC guaranteed)                       3.250%        12/09/11          218,579

country-regioncountry-regionU.S. TREASURIES-- 14.2%
---------------------------------------------------
$ 1,080,000       U.S. Treasury Notes                                  4.375%        12/15/10      $ 1,130,794
    750,000       U.S. Treasury Notes                                  4.000%        11/15/12          808,887
    260,000       U.S. Treasury Notes                                  3.875%        02/15/13          279,480
    250,000       U.S. Treasury Notes                                  4.250%        11/15/14          273,125
    480,000       U.S. Treasury Notes                                  3.875%        05/15/18          503,213
    450,000       U.S. Treasury Strip                                  0.000%        05/15/19          315,427
    300,000       U.S. Treasury Strip                                  0.000%        08/15/39           88,648
                                                                                                  ------------
Total U.S. Government Interests (identified cost, $11,337,669)                                     $11,763,058
                                                                                                  ------------


TOTAL INVESTMENTS (identified cost, $22,576,682)-- 97.7%                                           $23,485,702

OTHER ASSETS, LESS LIABILITIES-- 2.3%                                                                  564,345
                                                                                                  ------------
NET ASSETS-- 100.0%                                                                                $24,050,047
                                                                                                  ============


The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FDIC - Federal Deposit Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA- Government National Mortgage Association

(1) Adjustable rate security. Rate shown is the rate at September 30, 2009.


The Fund did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

     Aggregate cost                         $   22,672,588
----------------------------------------------------------------------------
     Gross unrealized appreciation          $     1,143,208
     Gross unrealized depreciation               (330,094)
----------------------------------------------------------------------------
     Net unrealized appreciation            $      813,114
----------------------------------------------------------------------------


Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

o  Level 1 -- quoted prices in active markets for identical investments
o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 -- significant unobservable inputs(including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

                         Quoted Prices in   Significant Other     Significant
                        Active Markets for     Observable        Unobservable
                         Identical Assets       Inputs             Inputs
Asset Description          (Level 1)          (Level 2)           (Level 3)          Total
-------------------------------------------------------------------------------------------------

Total Investments          $--               $23,485,702           $ --           $23,485,702
-------------------------------------------------------------------------------------------------


The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

WRIGHT CURRENT INCOME FUND (WCIF)

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Face                                                                    Coupon        Maturity
Amount            Description                                            Rate           Date           Value
--------------------------------------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES-- 2.9%
$   186,082       Bear Stearns Adj. Rate Mortgage Trust,
                     Series 2003-4, Class 3A1                            4.482%(1)    07/25/33     $   178,367
    618,660       Chase Mortgage Finance Corporation,
                     Series 2003-S13, Class A16                          5.000%       11/25/33         614,744
    426,829       Countrywide Home Loans,
                     Series 2006-J1, Class 3A1                           6.000%       02/25/36         322,859
                                                                                                  ------------
Total Non-Agency Mortgage-Backed Securities (identified cost, $1,182,618)                          $ 1,115,970
                                                                                                  ------------


AGENCY MORTGAGE-BACKED SECURITIES -- 97.9%

$   352,501       FHLMC Gold Pool #A14706                                4.000%       10/01/33     $   349,269
  1,295,589       FHLMC Gold Pool #A87449                                5.000%       07/01/39       1,340,786
     33,849       FHLMC Gold Pool #C00548                                7.000%       08/01/27          37,273
    101,397       FHLMC Gold Pool #C00778                                7.000%       06/01/29         111,540
    275,357       FHLMC Gold Pool #C90580                                6.000%       09/01/22         295,309
     65,345       FHLMC Gold Pool #D81642                                7.500%       08/01/27          73,869
    136,419       FHLMC Gold Pool #D82572                                7.000%       09/01/27         150,219
     66,410       FHLMC Gold Pool #E00678                                6.500%       06/01/14          70,173
     72,133       FHLMC Gold Pool #E00721                                6.500%       07/01/14          76,268
     67,673       FHLMC Gold Pool #E81704                                8.500%       05/01/15          76,547
    107,880       FHLMC Gold Pool #E90181                                6.500%       06/01/17         115,663
    484,553       FHLMC Gold Pool #G02478                                5.500%       12/01/36         508,352
    344,629       FHLMC Gold Pool #P00024                                7.000%       09/01/32         373,447
    168,358       FHLMC Pool #2176 OJ                                    7.000%       08/15/29         179,104
    102,205       FHLMC Pool #2201 C                                     8.000%       11/15/29         111,932
    216,154       FHLMC Pool #2259 ZM                                    7.000%       10/15/30         234,162
     77,311       FHLMC Pool #845830                                     4.636%(1)    07/01/24          79,030
    178,389       FHLMC Series 4, Class D                                8.000%       12/25/22         195,379
    288,661       FHLMC Series 15, Class L                               7.000%       07/25/23         312,195
    102,901       FHLMC Series 23, Class KZ                              6.500%       11/25/23         112,326
    864,715       FHLMC Series 2341, Class PZ                            6.500%       07/15/31         936,829
    689,085       FNMA Pool #252034                                      7.000%       09/01/28         760,871
     76,140       FNMA Pool #254305                                      6.500%       05/01/22          82,659
      5,359       FNMA Pool #254505                                      5.000%       11/01/09           5,414
    132,009       FNMA Pool #255068                                      6.000%       01/01/24         141,483
    989,876       FNMA Pool #255935                                      5.000%       11/01/25       1,036,242
     69,840       FNMA Pool #535131                                      6.000%       03/01/29          74,569
    335,816       FNMA Pool #673315                                      5.500%       11/01/32         353,464
  1,303,881       FNMA Pool #725027                                      5.000%       11/01/33       1,353,850
    732,368       FNMA Pool #725419                                      4.500%       10/01/33         747,168
     61,765       FNMA Pool #733750                                      6.310%       10/01/32          66,331
    427,472       FNMA Pool #735861                                      6.500%       09/01/33         461,888
    226,031       FNMA Pool #745630                                      5.500%       01/01/29         239,040
    265,294       FNMA Pool #801357                                      5.500%       08/01/34         279,236
    281,959       FNMA Pool #813839                                      6.000%       11/01/34         300,524
    180,668       FNMA Pool #871394                                      7.000%       04/01/21         193,262
    359,069       FNMA Pool #888129                                      5.500%       02/01/37         376,649
    615,249       FNMA Pool #888339                                      4.500%       04/01/37         626,528
  1,130,466       FNMA Series 2002-T4, Class A2                          7.000%       12/25/41       1,238,661
    265,529       FNMA Series 2003-W3, Class 2A5                         5.356%       06/25/42         279,374
    351,509       FNMA Series G93-5, Class Z                             6.500%       02/25/23         387,618
     87,220       GNMA I Pool #448970                                    8.000%       08/15/27          99,068
    403,638       GNMA I Pool #487108                                    6.000%       04/15/29         430,820
    649,610       GNMA I Pool #503405                                    6.500%       04/15/29         702,208
    141,837       GNMA I Pool #509930                                    5.500%       06/15/29         150,158
    415,244       GNMA I Pool #509965                                    5.500%       06/15/29         439,607
    161,250       GNMA I Pool #623190                                    6.000%       12/15/23         171,977
    469,736       GNMA I Pool #675363                                    6.000%       01/15/35         498,433
  1,472,500       GNMA I Pool #697850                                    5.000%       02/15/39       1,527,351
    266,821       GNMA I Pool #780492                                    7.000%       09/15/24         293,766
     25,823       GNMA II Pool #723                                      7.500%       01/20/23          28,724
      2,941       GNMA II Pool #1596                                     9.000%       04/20/21           3,358
     33,055       GNMA II Pool #2268                                     7.500%       08/20/26          36,868
    129,334       GNMA II Pool #2442                                     6.500%       06/20/27         139,820
      3,871       GNMA II Pool #2855                                     8.500%       12/20/29           4,438
    196,929       GNMA II Pool #3284                                     5.500%       09/20/32         208,506
    489,318       GNMA II Pool #3388                                     4.500%       05/20/33         499,186
    106,912       GNMA II Pool #3401                                     4.500%       06/20/33         109,068
    157,707       GNMA II Pool #3554                                     4.500%       05/20/34         160,661
    795,499       GNMA II Pool #3556                                     5.500%       05/20/34         840,511
    454,800       GNMA II Pool #3689                                     4.500%       03/20/35         463,014
    198,164       GNMA II Pool #4149                                     7.500%       05/20/38         213,370
    872,965       GNMA II Pool #4308                                     5.000%       12/20/38         899,618
    484,779       GNMA II Pool #4412                                     5.000%       04/20/39         498,520
     61,243       GNMA II Pool #81161                                    5.500%(1)    11/20/34          63,106
    164,866       GNMA II Pool #575787                                   5.760%       03/20/33         175,302
    126,412       GNMA II Pool #601255                                   6.310%       01/20/33         134,835
    107,481       GNMA II Pool #608120                                   6.310%       01/20/33         114,643
    310,010       GNMA II Pool #610116                                   5.760%       04/20/33         329,635
     71,445       GNMA II Pool #610143                                   5.760%       06/20/33          75,967
    307,561       GNMA II Pool #612121                                   5.760%       07/20/33         327,031
    331,633       GNMA II Pool #648541                                   6.000%       10/20/35         352,123
      1,181       GNMA Pool #176992                                      8.000%       11/15/16           1,295
      1,962       GNMA Pool #177784                                      8.000%       10/15/16           2,151
      9,820       GNMA Pool #192357                                      8.000%       04/15/17          10,856
      1,092       GNMA Pool #194057                                      8.500%       04/15/17           1,100
      2,128       GNMA Pool #194287                                      9.500%       03/15/17           2,377
      1,082       GNMA Pool #196063                                      8.500%       03/15/17           1,200
      6,107       GNMA Pool #211231                                      8.500%       05/15/17           6,770
      1,162       GNMA Pool #212601                                      8.500%       06/15/17           1,288
      1,600       GNMA Pool #220917                                      8.500%       04/15/17           1,774
      5,516       GNMA Pool #223348                                     10.000%       08/15/18           6,194
      5,318       GNMA Pool #228308                                     10.000%       01/15/19           5,968
      2,478       GNMA Pool #230223                                      9.500%       04/15/18           2,779
      3,542       GNMA Pool #260999                                      9.500%       09/15/18           3,973
      5,045       GNMA Pool #263439                                     10.000%       02/15/19           5,685
      1,322       GNMA Pool #265267                                      9.500%       08/15/20           1,492
      1,594       GNMA Pool #266983                                     10.000%       02/15/19           1,796
        746       GNMA Pool #286556                                      9.000%       03/15/20             852
      1,968       GNMA Pool #301366                                      8.500%       06/15/21           2,248
      4,342       GNMA Pool #302933                                      8.500%       06/15/21           4,960
     10,268       GNMA Pool #308792                                      9.000%       07/15/21          11,766
      1,786       GNMA Pool #314222                                      8.500%       04/15/22           2,041
      3,223       GNMA Pool #315187                                      8.000%       06/15/22           3,639
      9,842       GNMA Pool #315754                                      8.000%       01/15/22          11,114
     24,366       GNMA Pool #319441                                      8.500%       04/15/22          27,854
      7,494       GNMA Pool #325165                                      8.000%       06/15/22           8,462
      8,421       GNMA Pool #335950                                      8.000%       10/15/22           9,509
    121,957       GNMA Pool #346987                                      7.000%       12/15/23         134,218
     61,078       GNMA Pool #352001                                      6.500%       12/15/23          65,006
     24,628       GNMA Pool #352110                                      7.000%       08/15/23          27,104
     47,544       GNMA Pool #368238                                      7.000%       12/15/23          52,323
     47,402       GNMA Pool #372379                                      8.000%       10/15/26          53,799
     56,943       GNMA Pool #396537                                      7.490%       03/15/25          63,678
     42,583       GNMA Pool #399726                                      7.490%       05/15/25          47,620
    129,996       GNMA Pool #399788                                      7.490%       09/15/25         145,373
     28,810       GNMA Pool #399958                                      7.490%       02/15/27          32,260
     27,545       GNMA Pool #399964                                      7.490%       04/15/26          30,825
     58,743       GNMA Pool #410215                                      7.500%       12/15/25          65,711
      6,624       GNMA Pool #414736                                      7.500%       11/15/25           7,410
     27,927       GNMA Pool #420707                                      7.000%       02/15/26          30,764
     18,518       GNMA Pool #421829                                      7.500%       04/15/26          20,730
     10,632       GNMA Pool #431036                                      8.000%       07/15/26          12,067
     14,397       GNMA Pool #431612                                      8.000%       11/15/26          16,340
      7,248       GNMA Pool #442190                                      8.000%       12/15/26           8,227
     13,879       GNMA Pool #449176                                      6.500%       07/15/28          15,011
     22,243       GNMA Pool #462623                                      6.500%       03/15/28          24,058
    231,825       GNMA Pool #471369                                      5.500%       05/15/33         245,010
     19,615       GNMA Pool #475149                                      6.500%       05/15/13          21,030
    136,126       GNMA Pool #489377                                      6.375%       03/15/29         146,666
     37,193       GNMA Pool #524811                                      6.375%       09/15/29          40,073
     25,570       GNMA Pool #538314                                      7.000%       02/15/32          28,084
    231,135       GNMA Pool #595606                                      6.000%       11/15/32         246,700
     29,585       GNMA Pool #602377                                      4.500%       06/15/18          31,280
     34,191       GNMA Pool #603377                                      4.500%       01/15/18          36,150
    164,841       GNMA Pool #616829                                      5.500%       01/15/25         176,895
    465,497       GNMA Pool #624600                                      6.150%       01/15/34         495,293
     94,692       GNMA Pool #640940                                      5.500%       05/15/35          99,841
     77,933       GNMA Pool #658267                                      6.500%       02/15/22          83,563
  1,932,640       GNMA Pool #711856                                      5.500%       04/15/39       2,031,990
     44,709       GNMA Pool #780429                                      7.500%       09/15/26          50,031
    152,569       GNMA Pool #780977                                      7.500%       12/15/28         170,825
    390,769       GNMA Pool #781120                                      7.000%       12/15/29         431,379
  1,158,365       GNMA Series 1998-21, Class ZB                          6.500%       09/20/28       1,266,614
  1,000,759       GNMA Series 1999-4, Class ZB                           6.000%       02/20/29       1,085,265
    248,604       GNMA Series 1999-25, Class TB                          7.500%       07/16/29         274,885
    385,787       GNMA Series 2000-14, Class PD                          7.000%       02/16/30         421,999
    306,715       GNMA Series 2001-4, Class PM                           6.500%       03/20/31         328,018
    177,468       GNMA Series 2002-7, Class PG                           6.500%       01/20/32         189,669
    394,247       GNMA Series 2002-22, Class GF                          6.500%       03/20/32         428,083
    270,409       GNMA Series 2002-40, Class UK                          6.500%       06/20/32         293,363
    216,214       GNMA Series 2002-45, Class QE                          6.500%       06/20/32         234,904
  1,464,381       GNMA Series 2002-47, Class PG                          6.500%       07/16/32       1,592,217
    416,496       Vendee Mortgage Trust,
                     Series 1996-1, Class 1Z                             6.750%       02/15/26         447,895
    337,340       Vendee Mortgage Trust,
                     Series 1998-1, Class 2E                             7.000%       09/15/27         366,789
                                                                                                  ------------
Total Agency Mortgage-Backed Securities (identified cost, $35,372,331)                            $ 36,992,373
                                                                                                  ------------

TOTAL INVESTMENTS (identified cost, $36,554,949)-- 100.8%                                         $ 38,108,343

OTHER ASSETS, LESS LIABILITIES-- (0.8)%                                                              (309,379)
                                                                                                  ------------
NET ASSETS-- 100.0%                                                                               $ 37,798,964
                                                                                                  ============



The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1) Adjustable rate security. Rate shown is the rate at September 30, 2009.



The Fund did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

     Aggregate cost                         $   36,509,791
----------------------------------------------------------------------------
     Gross unrealized appreciation          $     1,700,806
     Gross unrealized depreciation               (102,254)
----------------------------------------------------------------------------
     Net unrealized appreciation            $    1,598,552
----------------------------------------------------------------------------


Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

o  Level 1 -- quoted prices in active markets for identical investments
o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 -- significant unobservable inputs(including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

                      Quoted Prices in    Significant     Other Significant
                     Active Markets for    Observable       Unobservable
                      Identical Assets      Inputs             Inputs

Asset Description        (Level 1)        (Level 2)          (Level 3)               Total
--------------------------------------------------------------------------------------------------------------------------------

Total Investments       $--               $38,108,343           $ --              $38,108,343
--------------------------------------------------------------------------------------------------------------------------------


The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

 The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent
financial   statements   included  in  its   semiannual  or  annual  report  to
shareholders.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and Wright Current Income Fund).

By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E. Campbell
         Treasurer

Date:    November 23,2009


By:      /s/ Peter M. Donovan
        ----------------------
         Peter M. Donovan
         President

Date:    November 20, 2009